Share-Based Compensation - Stock Options that Remain Outstanding, by Exercise Price Range (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding (in shares)	1,760,720	1,186,824	672,150
Options exercisable (in shares)	582,509
Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life	3 years 6 months 25 days
Options outstanding (in shares)	1,555,974
Options exercisable (in shares)	377,763
Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life	1 year 1 month 13 days
Options outstanding (in shares)	142,365
Options exercisable (in shares)	142,365
Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 1,240.8
Weighted average remaining life	11 months 12 days
Options outstanding (in shares)	62,381
Options exercisable (in shares)	62,381
Bottom of range | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 7.59
Bottom of range | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	48.60
Top of range | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	23.80
Top of range | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 224.80